Non-Controlling Interest	12 Months Ended
Jun. 30, 2019
Noncontrolling Interest Items [Abstract]
NON-CONTROLLING INTEREST
19.	NON-CONTROLLING INTEREST

On July 3, 2018, Puyi Asset Management acquired 51% of Shenzhen Qianhai Zhonghui Huiguan Investment Management Co., Ltd. ("Zhonghui"). Now Zhonghui is the Company's majority-owned subsidiary and is consolidated in the Company's financial statements with non-controlling interest recognized for RMB 1.58 million for the fiscal year of 2019. Subsequent to the acquisition, an additional RMB 2.45 million was further injected by Zhonghui's minority shareholders (see Note 4).

On September 3, 2018, the Company has entered into a share purchase agreement with Beijing Fanlian Investment Limited ("Beijing Fanlian") for the acquisition of the remaining 15.41% equity interest in Puyi Fund at a consideration of approximately RMB 10.0 million with the NCI's book value of approximately RMB 8.2 million. This has brought the Company's total shares in Puyi Fund to 100%. In return, the Company issued an additional 4,033,600 new ordinary shares on September 5, 2018 to Fanhua Inc., which is the ultimately shareholder of Beijing Fanlian, at approximately RMB 10.0 million.